THE LAZARD FUNDS, INC.

                           LAZARD SMALL CAP PORTFOLIO
                      LAZARD INTERNATIONAL EQUITY PORTFOLIO
                        LAZARD EMERGING MARKETS PORTFOLIO

                   Supplement to Prospectus dated May 1, 2001


The "Principal Portfolio Managers" section on page 11 of the Prospectus is replaced in its entirety as follows:

PRINCIPAL PORTFOLIO MANAGERS

All of the Portfolios are managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

SMALL CAP PORTFOLIO--Herbert W. Gullquist (since inception) and Leonard M. Wilson and Patrick M. Mullin (each since January 2001)

INTERNATIONAL EQUITY PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)

EMERGING MARKETS PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception) and James M. Donald (since November 2001)

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

JAMES M. DONALD. Mr. Donald is a Senior Vice President of the Investment Manager, which he joined in 1996.

HERBERT W. GULLQUIST. Mr. Gullquist has been Vice Chairman of Lazard since May 1997 and a Managing Director and Chief Investment Officer of the Investment Manager since November 1982, when he joined the Investment Manager.

PATRICK M. MULLIN. Mr. Mullin is a Senior Vice President of the Investment Manager, which he joined in February 1998. Prior to joining the Investment Manager, he was with Target Capital Management from February 1997 to December 1997, and prior to that he was with Dillon, Read & Co. Inc.

JOHN R. REINSBERG. Mr. Reinsberg has been a Managing Director of the Investment Manager since joining the Investment Manager in January 1992.

LEONARD M. WILSON. Mr. Wilson is a Director of the Investment Manager, which he joined in 1988.

                             THE LAZARD FUNDS, INC.

                   Supplement to Prospectus dated May 1, 2001

Listed below are preliminary estimates of year-end per share distributions of ordinary income and capital gains for the Portfolios of The Lazard Funds, Inc. The Lazard Funds will be paying dividends and capital gains, if any, on December 12, 2001. The record date will be December 10, 2001 and the ex-dividend date will be December 11, 2001.




                                            ESTIMATED ORDINARY     ESTIMATED SHORT-TERM     ESTIMATED LONG-TERM
                                              INCOME DIVIDEND          CAPITAL GAIN             CAPITAL GAIN
PORTFOLIO                                        PER SHARE        DISTRIBUTION PER SHARE   DISTRIBUTION PER SHARE
------------------------------------------ ---------------------- ------------------------ -----------------------
Lazard Equity                                      $0.14                     -                     $0.20
Lazard International Equity                        $0.15                     -                       -
Lazard International Fixed-Income*                   -                       -                       -
Lazard Bond*                                         -                       -                       -
Lazard Strategic Yield*                              -                       -                       -
Lazard Small Cap                                   $0.07                   $0.87                   $2.49
Lazard Emerging Markets                            $0.06                     -                       -
Lazard International Small Cap                     $0.17                     -                       -
Lazard Global Equity                               $0.08                     -                       -
Lazard Mid Cap                                     $0.04                   $0.61                   $0.34
Lazard High Yield*                                   -                       -                       -
Lazard Mortgage*                                     -                     $0.07                   $0.01
Lazard International Equity Select                $0.004                     -                       -

* Ordinary income dividends, if any, are paid on the last business day of the month.

Please be advised that these estimates may change prior to payable date due to book/tax adjustments and changes in shares outstanding. You will be receiving formal tax information regarding your account, from the Fund, in January 2002. Please consult your tax advisor as to how these distributions may affect your individual tax returns.


November 21, 2001

                             THE LAZARD FUNDS, INC.

                   Supplement to Prospectus dated May 1, 2001

The "Principal Portfolio Managers" section on pages 37 and 38 of the Prospectus is replaced in its entirety as follows:

PRINCIPAL PORTFOLIO MANAGERS

All of the Portfolios are managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

EQUITY PORTFOLIO--Herbert W. Gullquist (since inception) and Jeffrey A. Kigner (since January 2001)

MID CAP PORTFOLIO--Herbert W. Gullquist (since inception) and Andrew D. Lacey (since January 2001) and Christopher H. Blake (since November 2001)

SMALL CAP PORTFOLIO--Herbert W. Gullquist (since inception) and Leonard M. Wilson and Patrick M. Mullin (each since January 2001)

GLOBAL EQUITY PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)

INTERNATIONAL EQUITY PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)

INTERNATIONAL SMALL CAP PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception) and William A. von Mueffling (since November 2001)

EMERGING MARKETS PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception) and James M. Donald (since November 2001)

BOND PORTFOLIO--Kenneth C. Weiss (since February 2000)

HIGH YIELD PORTFOLIO--Kenneth C. Weiss (since February 2000) and Peter R.S. Bakker (since inception)

INTERNATIONAL FIXED-INCOME PORTFOLIO--Kenneth C. Weiss (since February 2000)

STRATEGIC YIELD PORTFOLIO--Kenneth C. Weiss (since February 2000)

MORTGAGE PORTFOLIO--Kenneth C. Weiss (since inception)

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

CHRISTOPHER H. BLAKE. Mr. Blake is a Vice President of the Investment Manager, which he joined in 1995.

JAMES M. DONALD. Mr. Donald is a Senior Vice President of the Investment Manager, which he joined in 1996.

HERBERT W. GULLQUIST. Mr. Gullquist has been Vice Chairman of Lazard since May 1997 and a Managing Director and Chief Investment Officer of the Investment Manager since November 1982, when he joined the Investment Manager.

JEFFREY A. KIGNER. Mr. Kigner has been a Managing Director of the Investment Manager since January 2001. Previously, he was Chief Investment Officer and Co-Chairman of John A. Levin & Co.

ANDREW D. LACEY. Mr. Lacey is a Director of the Investment Manager, which he joined in 1996.

PATRICK M. MULLIN. Mr. Mullin is a Senior Vice President of the Investment Manager, which he joined in February 1998. Prior to joining the Investment Manager, he was with Target Capital Management from February 1997 to December 1997, and prior to that he was with Dillon, Read & Co. Inc.

JOHN R. REINSBERG. Mr. Reinsberg has been a Managing Director of the Investment Manager since joining the Investment Manager in January 1992.

WILLIAM A. VON MUEFFLING. Mr. von Mueffling is a Managing Director of the Investment Manager, which he joined in 1995.

KENNETH C. WEISS. Mr. Weiss has been a Managing Director of the Investment Manager since February 2000, when he joined the Investment Manager. Previously, he was President and CEO of Hyperion Capital Management.

LEONARD M. WILSON. Mr. Wilson is a Director of the Investment Manager, which he joined in 1988.


November 21, 2001